SHORT-TERM BANK LOANS	6 Months Ended
Dec. 31, 2021
SHORT-TERM BANK LOANS
SHORT-TERM BANK LOANS

NOTE 14. SHORT-TERM BANK LOANS

Short-term bank loans consisted of the following:

	June 30,	December 31,	December 31,
	2021	2021	2021
		RMB	U.S. Dollars
	RMB	(Unaudited)	(Unaudited)
Bank of Nanjing (1)	¥4,000,000	¥—	$—
Beijing Rural Commercial Bank (2)	10,000,000	10,000,000	1,571,977
China Construction Bank (3)	1,000,000	—	—
Total short-term bank loans	¥15,000,000	¥10,000,000	$1,571,977

(1)	On June 23, 2020, the Company entered into another loan agreement with Bank of Nanjing to borrow ¥1,500,000 as working capital for one year. The Company made the withdraw in an amount of ¥1,500,000 on July 1, 2020, which will be due on July 1, 2021. The loan was repaid in full upon maturity.

On June 21, 2021, the Company entered into another loan agreement with Bank of Nanjing to borrow ¥2,500,000 as working capital for one year, with maturity date of June 17, 2022. The loan was repaid in full by December 31, 2021.

All these loans bear a fixed interest rate of 4.35% per annum and are guaranteed by one of the founders of the Company.

(2)	On April 15, 2020, the Company entered into a loan agreement with Beijing Rural Commercial Bank to borrow ¥ 10,000,000 ($1,571,977) as working capital for one year. The Company made the first withdraw in an amount of ¥ 5,600,000 ($880,307) on April 23, 2021, which will be due on April 20, 2022. The Company made second withdraw in an amount of ¥ 4,400,000 ($691,670) on May 18, 2021, which will be due on May 11, 2022. The loan bears a fixed interest rate of 4.6% per annum. The loan is guaranteed by one of the founders of the Company and he also pledged self-owned housing property with carrying value of approximately RMB 17.6 million (approximately $2.8 million) as collateral for this loan.

(3)	On July 10, 2020, the Company entered into a loan agreement with China Construction Bank to borrow ¥1,000,000 as working capital for one year, with maturity date of July 10, 2021. The loan bears a fixed interest rate of 4.0525% per annum. The loan was repaid in full upon maturity.

Interest expense for the short-term bank loan was ¥296,912 and ¥262,259 ($41,226) for the six months ended December 31, 2020 and 2021, respectively.